Earnings (loss) per share (Details 3) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Shares issuable under share-based payment plans for which performance conditions have already been met	13,267,501	13,620,849	13,578,978
Total weighted average shares that could have been purchased: compensation expense to be recognized in future periods divided by the weighted average market price of Company’s shares	(6,773,927)	(7,128,723)	(8,944,168)
Other total weighted average shares potentially issuable for no additional consideration	132,605	265,211	2,044,759
Share-based payments (in shares)	6,626,179	6,757,337	6,679,569